DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS - Segment financial information of Consolidated Income Statement (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment financial information
Revenues	$ 4,137,596	$ 4,483,972	$ 4,944,819
Employee benefit expenses and severance payments	(1,023,755)	(1,120,311)	(1,238,705)
Fees for services, maintenance, materials and supplies	(550,457)	(563,391)	(599,849)
Taxes and fees with the Regulatory Authority	(325,622)	(344,478)	(379,692)
Commissions and advertising	(232,226)	(262,627)	(299,503)
Programming and content costs	(239,016)	(252,980)	(310,185)
Other operating costs without depreciation, amortization and impairment of Fixed Assets	(601,643)	(678,471)	(758,044)
Adjusted EBITDA	1,164,877	1,261,714	1,358,841
Depreciation, amortization and impairment of Fixed Assets	(1,311,344)	(1,534,060)	(3,358,932)
Operating loss	(146,467)	(272,346)	(2,000,091)
Losses from associates and joint ventures	(11,474)	(4,111)	5,553
Financial results from borrowings	1,455,571	(1,381,290)	201,704
Other financial results, net	144,776	377,419	218,589
Income (loss) before income tax	1,442,406	(1,280,328)	(1,574,245)
Income tax benefit (expense)	(409,154)	736,601	179,733
Attributable to:
Controlling Company	1,012,404	(561,242)	(1,409,383)
Non-controlling interest	20,848	17,515	14,871
Profit (loss)	1,033,252	(543,727)	(1,394,512)
Eliminations
Segment financial information
Revenues	(23,029)	(21,235)	(32,735)
Employee benefit expenses and severance payments			5,452
Fees for services, maintenance, materials and supplies	5,229	3,319	8,348
Commissions and advertising	3,157	1,659	624
Other operating costs without depreciation, amortization and impairment of Fixed Assets	14,643	16,257	18,311
Services rendered in Argentina | Restated for inflation
Segment financial information
Revenues	3,829,937	4,188,385	4,642,638
Employee benefit expenses and severance payments	(993,587)	(1,088,883)	(1,220,890)
Fees for services, maintenance, materials and supplies	(511,248)	(531,241)	(568,987)
Taxes and fees with the Regulatory Authority	(312,312)	(333,137)	(368,672)
Commissions and advertising	(158,821)	(210,545)	(248,304)
Programming and content costs	(206,850)	(219,525)	(271,837)
Other operating costs without depreciation, amortization and impairment of Fixed Assets	(556,287)	(634,091)	(715,588)
Adjusted EBITDA	1,090,832	1,170,963	1,248,360
Services rendered in Argentina | Amounts not adjusted for inflation
Segment financial information
Revenues	3,165,736	1,053,442	505,735
Employee benefit expenses and severance payments	(823,975)	(279,608)	(135,282)
Fees for services, maintenance, materials and supplies	(393,042)	(131,861)	(60,618)
Taxes and fees with the Regulatory Authority	(258,519)	(83,591)	(40,156)
Commissions and advertising	(133,932)	(52,319)	(27,422)
Programming and content costs	(172,422)	(55,317)	(29,442)
Other operating costs without depreciation, amortization and impairment of Fixed Assets	(429,466)	(145,951)	(75,866)
Adjusted EBITDA	954,380	304,795	136,949
Services rendered in Argentina | Inflation restatement
Segment financial information
Revenues	664,201	3,134,943	4,136,903
Employee benefit expenses and severance payments	(169,612)	(809,275)	(1,085,608)
Fees for services, maintenance, materials and supplies	(118,206)	(399,380)	(508,369)
Taxes and fees with the Regulatory Authority	(53,793)	(249,546)	(328,516)
Commissions and advertising	(24,889)	(158,226)	(220,882)
Programming and content costs	(34,428)	(164,208)	(242,395)
Other operating costs without depreciation, amortization and impairment of Fixed Assets	(126,821)	(488,140)	(639,722)
Adjusted EBITDA	136,452	866,168	1,111,411
Other abroad segments
Segment financial information
Revenues	266,915	81,877	36,650
Employee benefit expenses and severance payments	(24,450)	(8,277)	(2,551)
Fees for services, maintenance, materials and supplies	(35,839)	(9,292)	(4,365)
Taxes and fees with the Regulatory Authority	(10,931)	(2,968)	(1,194)
Commissions and advertising	(62,477)	(13,346)	(5,868)
Programming and content costs	(25,570)	(8,532)	(4,285)
Other operating costs without depreciation, amortization and impairment of Fixed Assets	(47,831)	(15,714)	(6,571)
Adjusted EBITDA	59,817	23,748	11,816
Other abroad segments | Restated for inflation
Segment financial information
Revenues	330,688	316,822	334,916
Employee benefit expenses and severance payments	(30,168)	(31,428)	(23,267)
Fees for services, maintenance, materials and supplies	(44,438)	(35,469)	(39,210)
Taxes and fees with the Regulatory Authority	(13,310)	(11,341)	(11,020)
Commissions and advertising	(76,562)	(53,741)	(51,823)
Programming and content costs	(32,166)	(33,455)	(38,348)
Other operating costs without depreciation, amortization and impairment of Fixed Assets	(59,999)	(60,637)	(60,767)
Adjusted EBITDA	74,045	90,751	110,481
Other abroad segments | Inflation restatement
Segment financial information
Revenues	63,773	234,945	298,266
Employee benefit expenses and severance payments	(5,718)	(23,151)	(20,716)
Fees for services, maintenance, materials and supplies	(8,599)	(26,177)	(34,845)
Taxes and fees with the Regulatory Authority	(2,379)	(8,373)	(9,826)
Commissions and advertising	(14,085)	(40,395)	(45,955)
Programming and content costs	(6,596)	(24,923)	(34,063)
Other operating costs without depreciation, amortization and impairment of Fixed Assets	(12,168)	(44,923)	(54,196)
Adjusted EBITDA	$ 14,228	$ 67,003	$ 98,665